Investment Strategy - Oakhurst Strategic Defined Risk Fund	Aug. 27, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests in a portfolio of equity securities of companies that are representative of the S&P 500® Index (the “Index”) or in exchange-traded funds (“ETFs”) that are designed to replicate the performance of the Index or whose holdings are representative of the Index. The Fund simultaneously uses options on ETFs in which the Fund may invest and invests in ETFs that invest in debt securities and U.S. Treasury securities to enhance the Fund’s potential returns during up markets while seeking to limit losses during down markets. The performance of the Fund is not intended to match the performance of the Index.

The Fund’s investment advisor, Lido Advisors, LLC (the “Advisor”), selects an appropriate combination of equity securities, ETFs that are designed to replicate the performance of the Index or whose holdings are representative of the Index, and options on ETFs in consideration of current market conditions. The Advisor seeks to maintain a balance between risk and reward over the course of different market and volatility cycles when selecting the appropriate combination.

The Fund writes or purchases call or put options. Under normal circumstances, the Fund writes or purchases options on ETFs that are designed to replicate the performance of the Index or whose holdings are representative of the Index. The use of options may give rise to leverage. Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the Fund to lose more than the principal amount invested.

The Advisor may engage in active trading of the Fund’s portfolio investments to achieve the Fund’s investment objective with a relatively consistent risk level over time. The Fund will also invest in U.S. Treasury securities to serve as collateral for the Fund’s investments, to provide income to cover the cost of the Fund’s use of options, or as otherwise deemed appropriate by the Advisor in seeking to achieve the Fund’s investment objective.

The Advisor may rebalance the Fund’s investments if a more attractive investment opportunity becomes available. The Fund’s options will have strike prices and expiration dates selected by the Advisor to maximize potential for generating equity-like returns and to provide downside protection.